Fair Value Measurements - Schedule of Financial Instruments Measured at Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities
Convertible preferred stock warrant liability		$ 800	$ 500
Fair Value, Recurring
Cash equivalents:
Total cash equivalents	$ 224,268	43,460	75,693
Liabilities
Convertible preferred stock warrant liability		805	548
Total liabilities		805	548
Fair Value, Recurring | Money market fund
Cash equivalents:
Total cash equivalents	224,268	43,460	75,693
Fair Value, Recurring | Level 1
Cash equivalents:
Total cash equivalents	224,268	43,460	75,693
Liabilities
Convertible preferred stock warrant liability		0	0
Total liabilities		0	0
Fair Value, Recurring | Level 1 | Money market fund
Cash equivalents:
Total cash equivalents	224,268	43,460	75,693
Fair Value, Recurring | Level 2
Cash equivalents:
Total cash equivalents	0	0	0
Liabilities
Convertible preferred stock warrant liability		0	0
Total liabilities		0	0
Fair Value, Recurring | Level 2 | Money market fund
Cash equivalents:
Total cash equivalents	0	0	0
Fair Value, Recurring | Level 3
Cash equivalents:
Total cash equivalents	0	0	0
Liabilities
Convertible preferred stock warrant liability		805	548
Total liabilities		805	548
Fair Value, Recurring | Level 3 | Money market fund
Cash equivalents:
Total cash equivalents	$ 0	$ 0	$ 0